Taxation - Disclosure of unrecognized tax losses and tax credits carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gross Amount
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	$ 219,466	$ 215,425
Tax credits expiring	11,101	9,636
Gross Amount | Within 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	23,930	19,735
Tax credits expiring	43	4
Gross Amount | More than 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	42,822	47,937
Tax credits expiring	11,058	9,632
Gross Amount | Available indefinitely
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	152,714	147,753
Tax credits expiring	0	0
Tax Effected
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	48,317	46,982
Tax credits expiring	11,101	9,636
Tax Effected | Within 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	5,387	4,343
Tax credits expiring	43	4
Tax Effected | More than 10 years
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	10,509	11,611
Tax credits expiring	11,058	9,632
Tax Effected | Available indefinitely
Tax losses and tax credits carryforwards [Line Items]
Tax losses expiring	32,421	31,028
Tax credits expiring	$ 0	$ 0